Interest income and finance expense (Tables)	12 Months Ended
Dec. 31, 2023
Finance expense
Schedule of interest income

Figures in million – SA rand	Note	2023	2022	2021
Interest received on cash deposits		998	910	948
Interest received on rehabilitation obligation funds	21	339	235	174
Interest on right of recovery asset		25	31	32
Other		7	27	48
Total interest income		1,369	1,203	1,202

Schedule of finance expense

Figures in million – SA rand	Notes	2023	2022	2021
Interest charge on:
Borrowings (interest)	28	(1,192)	(1,046)	(801)
Borrowings (unwinding of amortised cost)	28	(359)	(216)	(302)
Lease liabilities	29	(43)	(31)	(29)
Environmental rehabilitation obligation	30.1	(758)	(611)	(615)
Occupational healthcare obligation	31	(70)	(85)	(77)
Deferred payment (related to the Rustenburg operation acquisition)	22.2	(85)	(266)	(158)
Deferred revenue[1]	32	(327)	(326)	(309)
Deferred consideration (related to Pandora acquisition)	22.2	(3)	(18)	(54)
Marikana dividend obligation	22.2	(236)	(165)	(87)
Other		(226)	(76)	(64)
Total finance expense		(3,299)	(2,840)	(2,496)
1For the year ended 31 December 2023, interest expense includes non-cash interest of R299 million (2022: R326 million, 2021: R309 million) relating to the Wheaton Stream.
Although there is no cash financing cost related to this arrangement, IFRS 15 requires the Group to recognise a notional financing charge due to the significant time delay between receiving the upfront streaming payment and satisfying the related performance obligations. A discount rate of 4.6% and 5.2% was used for the Wheaton palladium and gold stream, respectively
Schedule of cash interest paid and received	The table below provides a summary of the cash interest paid and received:

Figures in million – SA rand	2023	2022	2021
Interest paid[1]	(1,304)	(1,118)	(781)
Interest received[2]	998	682	960
Net interest (paid)/received	(306)	(436)	179
1  Interest paid primarily consist of accrued interest paid on the 2022 and 2025 Notes, 2026 and 2029 Notes, US$600 million Revolving credit facility (RCF), US$1 billion RCF, R5.5 billion RCF and lease liabilities
2  Interest received primarily consist of interest on cash deposits